SELECTED SUPPLEMENTARY STATEMENTS OF INCOME DATA (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finance expenses:
Interest in respect of short-term loans, credit cards and bank fees	$ 3,591	$ 3,518	$ 3,285
Interest in respect of loans to related parties	585	608	610
Changes in derivatives fair value	193	2,237
Foreign exchange transactions losses	6,259	2,752	970
Finance expenses	10,628	9,115	4,865
Finance income:
Changes in derivatives fair value			1,395
Interest in respect of cash and cash equivalent and short-term bank deposits	1,472	1,035	152
Foreign exchange transactions gains	5,517	2,497
Finance income	6,989	3,532	1,547
Finance expenses, net	3,639	5,583	3,318
Numerator:
Net income attributable to controlling interest, as reported	24,405	26,202	74,596
Adjustment to redemption value of non-controlling interest	203	(1,137)	(2,248)
Numerator for basic and diluted net income per share	$ 24,608	$ 25,065	$ 72,348
Denominator:
Denominator for basic income per share	34,358	34,334	34,706
Effect of dilutive stock based awards	51	52	58
Denominator for diluted income per share	34,409	34,386	34,764
Earnings Per Share
Basic and diluted earnings per share	$ 0.72	$ 0.73	$ 2.08